Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 975	$ 1,184
Accrued expenses	3,924	3,749
Goods and Service Tax payable	541	0
Other payables	345	225
Total trade and other payables	5,785	$ 5,157
Current excise tax payables	$ 2,900